John Hancock Financial Services
U.S. Wealth Management Law Department
601 Congress Street
Boston, MA 02210-2805
(617) 663-3192
Fax: (617) 663-2197
E-Mail: tloftus@jhancock.com

VIA EDGAR

August 10, 2012

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	Manulife Financial Corporation/John Hancock Life Insurance Company (U.S.A.)Initial Joint Registration Statement on Form F-3

Dear Mr. Oh:

We are transmitting today for filing with the Commission under the Securities Act of 1933 a joint registration statement on Form F-3 on behalf of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and its parent, Manulife Financial Corporation (“MFC”)(“New Registration Statement”). The New Registration Statement covers the offer and sale by John Hancock USA of a deferred combination fixed and variable annuity contract with market value adjustment interests (the “Contract”) that are fully and unconditionally guaranteed by MFC.

We intend the New Registration Statement to replace SEC File Nos. 333-164149 and 333-164149-01 (the “Currently Effective MVA Registration”), which were declared effective on January 4, 2010 (Accession No. 9999999995-10-000067).

The enclosed courtesy copies are marked against the last formal filing with the Commission of the Currently Effective MVA Registration on January 4, 2010. We marked the courtesy copies to indicate the following revisions to the Currently Effective MVA Registration:

1.	Part II – Filing Fee Table. The filing fee table reflects the amount of securities to be registered, the filing fees for securities expected to remain unsold, and the offset of filing fees remaining unsold from the Current MVA Registration.

2.	Prospectus – Revisions to Conform Disclosure. We have made non-material revisions to the disclosure in several sections of the enclosed prospectus to reflect updates to the cover page, risk disclosure and accounting treatment, and to documents incorporated by reference. We describe these revisions in more detail below.

Cover Page:

We have added a page number cross-reference to “III. Risk Factors.” We also moved disclosure regarding Market Value Adjustment risk, tax consequences and risks relating to MFC and its Subordinated Guarantee from the Cover Page to “III. Risk Factors.”

II. Overview:

We have updated the section entitled “Confirmation Statements” to reflect current practices.

Sonny Oh, Esq.

SEC Office of Insurance Products

August 10, 2012

III. Risk Factors:

We inserted disclosure regarding Market Value Adjustment risk, tax consequences and risks relating to MFC and its Subordinated Guarantee from the Cover Page.

IV. Where You Can Find More Information:

We have updated the list of documents incorporated by reference.

V. Accounting Treatment:

We have made changes of an updating nature.

VI. Description of John Hancock Life Insurance Company (U.S.A.):

We updated our contact information.

VII. Description of Manulife Financial Corporation:

We have revised disclosure about the parent company, MFC.

VIII. Description of the MFC Subordinated Guarantee:

We have clarified disclosure by changing the term “his” to “the holder.”

X. Experts:

We have made changes of an updating nature.

Other Revisions:

We have made non-substantive revisions, mainly typographical and updating in nature, to both the Prospectus and Part II.

Please direct any comments and questions regarding the New Registration Statement to me at (617) 663-3192 or, in my absence, to Arnold R. Bergman, Chief Counsel – Annuities at (617) 663-2184.

Very truly yours,

/s/ Thomas J. Loftus
Thomas J. Loftus
Senior Counsel – Annuities